MAINTENANCE RIGHTS (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
MAINTENANCE RIGHTS [Abstract]
Maintenance rights, net beginning balance	$ 298,207	$ 131,299
Acquisitions	94,664	189,864
Capitalized to aircraft improvements	(6,739)	(9,240)
Maintenance rights settled with retained maintenance payments	(3,996)	(2,369)
Cash receipts from maintenance rights	(4,637)	(3,013)
Maintenance rights associated with aircraft sold	(86,541)	(8,334)
Maintenance rights, net ending balance	$ 290,958	$ 298,207